UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio
October 31, 2023
Portfolio of Investments

Asset-Backed Securities — 1.7%
Security	Principal Amount (000's omitted)	Value
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 12.094%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	$2,000	$ 1,822,554
Atlas Senior Loan Fund XX, Ltd., Series 2022-20A, Class B1, 8.547%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	2,500	2,514,620
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 12.006%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	1,000	958,782
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.506%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	2,000	1,896,804
Canyon Capital CLO, Ltd., Series 2022-1A, Class E, 11.803%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,811,636
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.994%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,772,646
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.516%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,843,070
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 12.257%, (3 mo. SOFR + 6.862%), 1/18/34(1)(2)	2,000	1,868,022
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 11.806%, (3 mo. SOFR + 6.412%), 7/15/33(1)(2)	1,000	970,182
Wellfleet CLO, Ltd.:
Series 2021-2A, Class E, 12.616%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,657,774
Series 2021-3A, Class E, 12.756%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,684,756
Total Asset-Backed Securities (identified cost $20,415,091)		$ 18,800,846

Common Stocks — 0.5%
Security	Shares	Value
Diversified Media — 0.1%
National CineMedia, Inc.(3)	214,423	$ 838,394
		$ 838,394
Energy — 0.1%
Ascent CNR Corp., Class A(3)(4)(5)	6,273,462	$ 1,380,162
		$ 1,380,162
Environmental — 0.3%
GFL Environmental, Inc.	105,500	$ 3,040,510
		$ 3,040,510
Security	Shares	Value
Gaming — 0.0%
New Cotai Participation Corp., Class B(3)(4)(5)	7	$ 0
		$ 0
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0
Total Common Stocks (identified cost $4,989,091)		$ 5,259,066

Convertible Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(1)	$4,643	$ 3,659,151
		$ 3,659,151
Leisure — 0.2%
Peloton Interactive, Inc., 0.00%, 2/15/26	$3,289	$ 2,442,332
		$ 2,442,332
Utility — 0.3%
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	$3,136	$ 2,718,912
		$ 2,718,912
Total Convertible Bonds (identified cost $9,641,016)		$ 8,820,395

Corporate Bonds — 86.0%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.9%
Bombardier, Inc.:
7.125%, 6/15/26(1)	2,033	$ 1,958,605
7.875%, 4/15/27(1)	1,357	1,307,263
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,501	1,322,569
4.125%, 4/15/29(1)	1,016	869,853
Moog, Inc., 4.25%, 12/15/27(1)	2,796	2,492,378
Rolls-Royce PLC, 5.75%, 10/15/27(1)	4,991	4,735,510
Science Applications International Corp., 4.875%, 4/1/28(1)	3,792	3,387,722

High Income Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Aerospace (continued)
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	1,081	$ 856,256
9.375%, 11/30/29(1)	403	414,357
TransDigm, Inc.:
4.625%, 1/15/29	1,677	1,447,871
5.50%, 11/15/27	3,914	3,647,709
6.25%, 3/15/26(1)	4,436	4,337,985
6.75%, 8/15/28(1)	3,504	3,406,706
7.50%, 3/15/27	1,705	1,704,669
		$ 31,889,453
Air Transportation — 1.0%
American Airlines, Inc., 7.25%, 2/15/28(1)	908	$ 845,368
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	2,317	2,255,121
United Airlines, Inc.:
4.375%, 4/15/26(1)	1,156	1,073,473
4.625%, 4/15/29(1)	1,799	1,521,240
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	5,300	3,540,201
9.50%, 6/1/28(1)	1,892	1,451,650
		$ 10,687,053
Automotive & Auto Parts — 2.7%
Ford Motor Co.:
3.25%, 2/12/32	6,249	$ 4,721,331
4.75%, 1/15/43	2,651	1,844,822
6.10%, 8/19/32	2,830	2,619,743
7.45%, 7/16/31	794	801,866
9.625%, 4/22/30	350	390,652
Ford Motor Credit Co., LLC:
2.90%, 2/16/28	568	483,774
3.37%, 11/17/23	881	880,744
3.625%, 6/17/31	2,065	1,633,519
3.815%, 11/2/27	4,294	3,832,800
4.00%, 11/13/30	1,461	1,204,620
4.125%, 8/17/27	6,184	5,621,057
4.271%, 1/9/27	752	696,569
5.584%, 3/18/24	403	401,522
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29	1,995	1,718,758
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	2,806	2,234,937
Wheel Pros, Inc., 6.50%, 5/15/29(1)	2,705	823,775
		$ 29,910,489
Security	Principal Amount* (000's omitted)		Value
Banking & Thrifts — 0.2%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(6)(7)		2,385	$ 2,227,980
			$ 2,227,980
Broadcasting — 0.6%
Audacy Capital Corp., 6.75%, 3/31/29(1)(8)		2,316	$ 39,418
Playtika Holding Corp., 4.25%, 3/15/29(1)		2,349	1,896,958
Townsquare Media, Inc., 6.875%, 2/1/26(1)		2,038	1,885,727
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,183	941,673
7.375%, 6/30/30(1)		1,804	1,590,214
			$ 6,353,990
Building Materials — 2.2%
AmeriTex HoldCo Intermediate, LLC, 10.25%, 10/15/28(1)		3,920	$ 3,711,260
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		3,014	2,402,315
5.00%, 3/1/30(1)		2,685	2,346,133
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		2,234	1,775,382
PGT Innovations, Inc., 4.375%, 10/1/29(1)		3,160	2,953,020
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)		5,000	4,627,634
Standard Industries, Inc.:
2.25%, 11/21/26(9)	EUR	2,443	2,274,736
3.375%, 1/15/31(1)		863	654,069
4.375%, 7/15/30(1)		2,932	2,398,325
5.00%, 2/15/27(1)		690	638,551
			$ 23,781,425
Cable & Satellite TV — 1.8%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/30(1)		5,982	$ 4,804,535
4.50%, 5/1/32		2,500	1,915,755
4.75%, 3/1/30(1)		4,255	3,516,131
4.75%, 2/1/32(1)		1,825	1,426,292
5.00%, 2/1/28(1)		1,895	1,703,060
5.375%, 6/1/29(1)		868	760,923
6.375%, 9/1/29(1)		3,715	3,403,527
DISH Network Corp., 11.75%, 11/15/27(1)		2,454	2,432,871
			$ 19,963,094
Capital Goods — 1.6%
Calderys Financing, LLC, 11.25%, 6/1/28(1)		2,992	$ 3,021,920
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,038	4,163,885

High Income Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Capital Goods (continued)
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		3,255	$ 2,564,207
Emerald Debt Merger Sub, LLC, 6.625%, 12/15/30(1)		748	712,470
Madison IAQ, LLC, 5.875%, 6/30/29(1)		4,701	3,646,920
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		3,142	2,556,016
7.50%, 10/15/27(1)		415	395,750
			$ 17,061,168
Chemicals — 3.1%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		2,220	$ 1,502,067
Avient Corp., 7.125%, 8/1/30(1)		3,581	3,449,081
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		5,435	5,124,662
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		2,171	1,683,682
Herens Midco S.a.r.l., 5.25%, 5/15/29(9)	EUR	3,000	1,808,025
NOVA Chemicals Corp.:
4.25%, 5/15/29(1)		2,428	1,798,057
4.875%, 6/1/24(1)		2,442	2,402,498
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		3,643	3,164,382
Olympus Water US Holding Corp., 9.75%, 11/15/28(1)		4,100	4,009,599
SNF Group SACA:
2.625%, 2/1/29(9)	EUR	2,960	2,745,278
2.625%, 2/1/29(1)	EUR	250	231,865
Valvoline, Inc., 3.625%, 6/15/31(1)		2,654	2,020,848
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(1)		1,829	1,645,383
7.375%, 3/1/31(1)		2,211	2,051,565
			$ 33,636,992
Consumer Products — 1.1%
Acushnet Co., 7.375%, 10/15/28(1)		1,620	$ 1,624,512
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		1,545	1,478,086
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,459,238
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(9)	EUR	2,600	2,178,829
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		1,773	1,421,006
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		3,954	2,966,206
			$ 12,127,877
Containers — 2.0%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(9)	EUR	1,150	$ 901,138
4.00%, 9/1/29(1)		2,256	1,695,100
Security	Principal Amount* (000's omitted)	Value
Containers (continued)
Ball Corp.:
3.125%, 9/15/31	3,800	$ 2,946,704
6.875%, 3/15/28	989	987,119
Berry Global, Inc., 5.625%, 7/15/27(1)	2,026	1,936,050
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)	3,826	3,008,460
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	2,415	2,285,797
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	4,733	4,336,611
Sealed Air Corp./Sealed Air Corp. US, 6.125%, 2/1/28(1)	467	445,081
Trivium Packaging Finance B.V.:
5.50%, 8/15/26(1)	2,613	2,372,797
8.50%, 8/15/27(1)	1,500	1,253,883
		$ 22,168,740
Diversified Financial Services — 3.2%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)	3,011	$ 3,027,922
Ally Financial, Inc., Series B, 4.70% to 5/15/26(6)(7)	3,182	2,075,376
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	3,714	3,282,006
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)	3,332	2,848,787
GTCR W-2 Merger Sub, LLC, 7.50%, 1/15/31(1)	2,784	2,751,288
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	3,591	3,064,108
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)	3,288	2,874,820
Macquarie Airfinance Holdings, Ltd., 8.125%, 3/30/29(1)	1,695	1,671,278
MSCI, Inc.:
3.625%, 9/1/30(1)	867	718,422
3.875%, 2/15/31(1)	2,176	1,798,208
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)	2,769	2,526,159
PRA Group, Inc., 7.375%, 9/1/25(1)	1,906	1,784,064
PROG Holdings, Inc., 6.00%, 11/15/29(1)	1,660	1,408,809
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	2,036	1,774,801
3.625%, 3/1/29(1)	3,127	2,545,388
4.00%, 10/15/33(1)	425	312,872
		$ 34,464,308
Diversified Media — 1.7%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	1,226	$ 1,016,757
6.125%, 12/1/28(1)	4,809	3,889,111

High Income Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Media (continued)
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	$ 3,137,616
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	4,167	3,189,923
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)	4,396	3,377,842
Stagwell Global, LLC, 5.625%, 8/15/29(1)	2,447	2,025,235
Urban One, Inc., 7.375%, 2/1/28(1)	2,139	1,760,751
		$ 18,397,235
Energy — 9.5%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,039	$ 3,021,283
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)	3,242	3,101,711
7.875%, 5/15/26(1)	1,283	1,293,345
Callon Petroleum Co.:
7.50%, 6/15/30(1)	1,157	1,121,884
8.00%, 8/1/28(1)	3,002	2,969,943
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	2,552	2,139,217
4.50%, 10/1/29	1,896	1,699,134
Chord Energy Corp., 6.375%, 6/1/26(1)	1,560	1,533,082
Civitas Resources, Inc., 8.625%, 11/1/30(1)	971	989,338
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)	2,637	2,489,592
CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	3,631,797
DT Midstream, Inc., 4.125%, 6/15/29(1)	2,690	2,315,455
Energy Transfer, L.P., 5.00%, 5/15/50	2,087	1,566,217
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)	2,111	1,853,344
4.75%, 1/15/31(1)	2,377	2,004,055
6.00%, 7/1/25(1)	410	401,348
6.50%, 7/1/27(1)	1,121	1,090,704
7.50%, 6/1/30(1)	1,881	1,847,501
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)	4,659	4,279,429
Nabors Industries, Ltd., 7.50%, 1/15/28(1)	1,118	988,424
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,066	5,020,019
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,895	3,492,361
Occidental Petroleum Corp.:
8.50%, 7/15/27	3,859	4,115,180
8.875%, 7/15/30	3,417	3,797,620
Parkland Corp.:
4.50%, 10/1/29(1)	2,371	2,041,621
4.625%, 5/1/30(1)	2,389	2,039,238
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Permian Resources Operating, LLC:
5.875%, 7/1/29(1)	4,333	$ 4,036,844
7.00%, 1/15/32(1)	2,551	2,475,383
7.75%, 2/15/26(1)	1,675	1,675,306
Plains All American Pipeline, L.P., Series B, 9.736%, (3 mo. SOFR + 4.372%)(2)(6)	4,050	3,826,088
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,307	1,211,436
7.125%, 1/15/26(1)	1,095	1,079,966
Seadrill Finance, Ltd., 8.375%, 8/1/30(1)	1,026	1,027,447
Southwestern Energy Co.:
4.75%, 2/1/32	2,583	2,223,853
5.375%, 2/1/29(9)	2,500	1,864,575
Sunoco, L.P./Sunoco Finance Corp., 4.50%, 4/30/30	2,000	1,710,338
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	2,494,432
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	1,162	1,139,584
Transocean, Inc., 8.75%, 2/15/30(1)	1,275	1,272,223
Venture Global Calcasieu Pass, LLC:
3.875%, 11/1/33(1)	1,117	845,254
4.125%, 8/15/31(1)	1,449	1,166,491
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)	2,233	2,169,552
8.375%, 6/1/31(1)	3,572	3,411,260
9.50%, 2/1/29(1)	2,297	2,335,050
9.875%, 2/1/32(1)	2,312	2,345,787
Vital Energy, Inc., 9.75%, 10/15/30	2,151	2,110,102
Weatherford International, Ltd., 8.625%, 4/30/30(1)	2,338	2,364,662
Western Midstream Operating, L.P.:
4.50%, 3/1/28	224	207,075
4.75%, 8/15/28	224	208,591
		$ 104,044,141
Entertainment & Film — 0.3%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	3,166	$ 2,737,220
5.875%, 3/15/26(1)	588	558,925
8.75%, 5/1/25(1)	247	249,846
		$ 3,545,991
Environmental — 1.7%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,029	$ 960,356
5.125%, 7/15/29(1)	1,117	1,005,909
6.375%, 2/1/31(1)	585	556,734

High Income Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Environmental (continued)
Covanta Holding Corp.:
4.875%, 12/1/29(1)	5,189	$ 4,055,411
5.00%, 9/1/30	804	623,652
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	5,074	4,350,400
3.75%, 8/1/25(1)	669	633,491
4.75%, 6/15/29(1)	7,293	6,391,674
		$ 18,577,627
Food & Drug Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)	2,492	$ 2,227,687
5.875%, 2/15/28(1)	1,807	1,732,685
Arko Corp., 5.125%, 11/15/29(1)	4,001	3,248,332
Ingles Markets, Inc., 4.00%, 6/15/31(1)	3,410	2,715,110
		$ 9,923,814
Food, Beverage & Tobacco — 2.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,553	$ 3,454,511
Chobani, LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	1,650	1,428,152
7.50%, 4/15/25(1)	3,194	3,140,465
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	3,482	3,270,118
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	2,154	2,029,046
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	4,485	3,789,042
5.50%, 10/15/27(1)	1,504	1,407,931
6.875%, 5/1/25(1)	890	886,409
Pilgrim's Pride Corp., 3.50%, 3/1/32	3,553	2,711,081
US Foods, Inc., 4.75%, 2/15/29(1)	3,511	3,100,572
		$ 25,217,327
Gaming — 3.0%
Allwyn Entertainment Financing UK PLC, 7.875%, 4/30/29(1)	3,554	$ 3,521,872
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)	784	645,108
6.25%, 7/1/25(1)	4,206	4,141,574
7.00%, 2/15/30(1)	1,535	1,482,838
8.125%, 7/1/27(1)	2,617	2,595,224
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	3,852	3,445,401
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	1,303	1,096,364
Security	Principal Amount* (000's omitted)		Value
Gaming (continued)
International Game Technology PLC:
4.125%, 4/15/26(1)		1,237	$ 1,165,155
6.25%, 1/15/27(1)		1,848	1,802,727
6.50%, 2/15/25(1)		1,009	1,003,161
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		3,759	3,198,420
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		2,834	2,765,243
MGM Resorts International:
4.75%, 10/15/28		2,206	1,926,938
5.50%, 4/15/27		779	727,494
Raptor Acquisition Corp./Raptor Co.-Issuer, LLC, 4.875%, 11/1/26(1)		3,500	3,260,302
			$ 32,777,821
Healthcare — 8.9%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		1,193	$ 979,382
athenahealth Group, Inc., 6.50%, 2/15/30(1)		3,988	3,262,467
Avantor Funding, Inc., 3.875%, 7/15/28(9)	EUR	4,400	4,265,731
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)		2,780	2,764,710
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)		3,895	3,061,353
Centene Corp.:
3.00%, 10/15/30		2,015	1,596,460
3.375%, 2/15/30		2,589	2,143,043
4.625%, 12/15/29		507	453,329
Encompass Health Corp.:
4.625%, 4/1/31		2,543	2,119,772
4.75%, 2/1/30		1,044	903,315
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(8)		1,153	775,393
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)(8)		2,774	1,833,767
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		3,977	3,842,776
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(1)		4,906	4,125,259
HealthEquity, Inc., 4.50%, 10/1/29(1)		5,695	4,885,452
Heartland Dental, LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		6,200	5,966,756
IQVIA, Inc.:
2.25%, 3/15/29(9)	EUR	1,816	1,618,694
5.00%, 5/15/27(1)		1,329	1,251,684
6.50%, 5/15/30(1)		1,662	1,614,218
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,910	1,662,719
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		587	485,936
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		4,397	2,668,246
9.875%, 8/15/30(1)		1,665	1,506,825
Medline Borrower, L.P., 5.25%, 10/1/29(1)		7,014	5,977,378

High Income Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,586	$ 1,157,463
ModivCare, Inc., 5.875%, 11/15/25(1)	2,104	1,990,510
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	2,889	2,359,720
3.875%, 5/15/32(1)	2,207	1,736,808
Option Care Health, Inc., 4.375%, 10/31/29(1)	4,735	3,962,615
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)	3,054	2,054,288
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30	4,350	3,637,505
4.90%, 12/15/44	1,242	849,731
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	1,328	1,243,022
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	3,962	3,143,728
Tenet Healthcare Corp.:
4.375%, 1/15/30	272	230,322
5.125%, 11/1/27	2,855	2,638,269
6.125%, 10/1/28	3,985	3,699,594
6.875%, 11/15/31	1,683	1,553,580
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	5,799	4,939,265
Varex Imaging Corp., 7.875%, 10/15/27(1)	2,282	2,239,336
		$ 97,200,421
Homebuilders & Real Estate — 3.4%
Ashton Woods USA, LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	1,516	$ 1,228,181
4.625%, 4/1/30(1)	780	604,717
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	1,227	1,161,392
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(1)	3,770	3,171,665
Cushman & Wakefield US Borrower, LLC, 8.875%, 9/1/31(1)	1,762	1,672,217
Dycom Industries, Inc., 4.50%, 4/15/29(1)	1,923	1,661,626
Greystar Real Estate Partners, LLC, 7.75%, 9/1/30(1)	3,748	3,687,339
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,442	2,152,216
3.75%, 9/15/30(1)	3,492	2,510,515
KB Home:
4.00%, 6/15/31	162	126,697
4.80%, 11/15/29	1,044	905,780
M/I Homes, Inc., 4.95%, 2/1/28	1,537	1,376,129
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	585	581,081
National Health Investors, Inc., 3.00%, 2/1/31	3,117	2,248,943
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)	1,687	$ 1,355,445
6.25%, 6/15/25(1)	2,319	2,289,340
TopBuild Corp., 4.125%, 2/15/32(1)	2,753	2,181,546
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)	543	489,107
4.125%, 8/15/30(1)	1,859	1,535,357
4.625%, 12/1/29(1)	4,004	3,467,145
5.625%, 5/1/24(1)	2,505	2,490,218
		$ 36,896,656
Hotels — 0.2%
Resorts World Las Vegas, LLC/RWLV Capital, Inc.:
4.625%, 4/16/29(9)	500	$ 384,525
4.625%, 4/6/31(9)	1,000	706,095
8.45%, 7/27/30(1)	1,300	1,199,924
		$ 2,290,544
Insurance — 1.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	4,758	$ 4,349,430
AmWINS Group, Inc., 4.875%, 6/30/29(1)	2,466	2,113,972
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	4,700	4,101,887
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	3,252	3,230,675
		$ 13,795,964
Leisure — 3.4%
Boyne USA, Inc., 4.75%, 5/15/29(1)	3,617	$ 3,152,602
Carnival Corp., 5.75%, 3/1/27(1)	3,536	3,159,547
Life Time, Inc.:
5.75%, 1/15/26(1)	1,452	1,407,515
8.00%, 4/15/26(1)	3,220	3,142,173
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)	1,430	1,376,813
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	764	696,905
NCL Corp., Ltd.:
3.625%, 12/15/24(1)	842	797,139
5.875%, 3/15/26(1)	2,292	2,059,110
5.875%, 2/15/27(1)	946	871,714
7.75%, 2/15/29(1)	1,792	1,565,446
NCL Finance, Ltd., 6.125%, 3/15/28(1)	1,732	1,449,826
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)	3,713	4,030,610
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	4,227	3,686,367

High Income Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	$ 2,389,313
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)	4,354	3,926,459
6.25%, 5/15/25(1)	1,820	1,780,155
7.00%, 2/15/29(1)	753	682,101
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)	521	462,304
		$ 36,636,099
Metals & Mining — 1.8%
Eldorado Gold Corp., 6.25%, 9/1/29(1)	2,968	$ 2,548,650
First Quantum Minerals, Ltd.:
6.875%, 3/1/26(1)	1,448	1,274,240
7.50%, 4/1/25(1)	1,695	1,592,519
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	1,977,912
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	2,459	2,291,172
6.125%, 4/1/29(1)	2,069	1,853,943
New Gold, Inc., 7.50%, 7/15/27(1)	983	923,337
Novelis Corp.:
3.25%, 11/15/26(1)	1,755	1,564,200
4.75%, 1/30/30(1)	2,548	2,164,639
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	3,847	3,267,103
		$ 19,457,715
Paper — 0.3%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	4,583	$ 3,224,576
		$ 3,224,576
Publishing & Printing — 0.6%
LABL, Inc.:
5.875%, 11/1/28(1)	767	$ 650,509
8.25%, 11/1/29(1)	2,037	1,516,292
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	1,405	1,185,679
8.00%, 8/1/29(1)	3,566	2,943,020
		$ 6,295,500
Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	4,400	$ 4,104,295
		$ 4,104,295
Security	Principal Amount* (000's omitted)	Value
Restaurant — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,761	$ 1,573,749
4.00%, 10/15/30(1)	4,616	3,785,015
5.75%, 4/15/25(1)	581	576,800
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	4,883	4,851,309
IRB Holding Corp., 7.00%, 6/15/25(1)	2,978	2,958,477
Yum! Brands, Inc., 3.625%, 3/15/31	2,452	1,993,690
		$ 15,739,040
Services — 6.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,652	$ 3,329,600
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)	2,712	2,542,025
9.75%, 7/15/27(1)	2,000	1,739,532
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	1,076	877,852
4.625%, 6/1/28(1)	1,231	1,008,133
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,407	3,778,259
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,653	5,190,330
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	4,889	4,129,494
Gartner, Inc.:
3.625%, 6/15/29(1)	605	511,541
3.75%, 10/1/30(1)	2,100	1,741,288
4.50%, 7/1/28(1)	1,449	1,305,880
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	5,546	5,344,237
Hertz Corp. (The):
4.625%, 12/1/26(1)	372	311,951
5.00%, 12/1/29(1)	2,980	2,143,139
Imola Merger Corp., 4.75%, 5/15/29(1)	4,502	3,928,707
Korn Ferry, 4.625%, 12/15/27(1)	4,099	3,732,609
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	2,776	2,383,154
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)	1,082	1,061,689
7.75%, 3/15/31(1)	1,945	1,952,294
SRS Distribution, Inc.:
6.00%, 12/1/29(1)	1,481	1,234,517
6.125%, 7/1/29(1)	2,668	2,236,891
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)	2,854	2,487,846
VT Topco, Inc., 8.50%, 8/15/30(1)	3,907	3,815,361
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	4,401	4,074,930
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	1,743	1,733,797
White Cap Buyer, LLC, 6.875%, 10/15/28(1)	2,393	2,090,848

High Income Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(10)	1,481	$ 1,391,305
Windsor Holdings III, LLC, 8.50%, 6/15/30(1)	4,082	3,978,793
		$ 70,056,002
Steel — 0.8%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,155	$ 2,148,276
ATI, Inc., 5.875%, 12/1/27	86	79,884
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,277,646
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	3,774,451
TMS International Corp., 6.25%, 4/15/29(1)	2,204	1,741,154
		$ 9,021,411
Super Retail — 3.7%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	839	$ 710,769
4.75%, 3/1/30	743	631,460
5.00%, 2/15/32(1)	2,334	1,895,455
Bath & Body Works, Inc.:
6.75%, 7/1/36	694	599,319
6.875%, 11/1/35	2,146	1,895,920
6.95%, 3/1/33	1,621	1,403,345
7.60%, 7/15/37	198	168,084
9.375%, 7/1/25(1)	289	297,922
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(1)	4,308	4,350,972
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	1,497	1,290,141
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)	2,048	1,733,897
Kohl's Corp., 4.625%, 5/1/31	1,685	1,154,057
LCM Investments Holdings II, LLC:
4.875%, 5/1/29(1)	2,840	2,382,980
8.25%, 8/1/31(1)	529	503,715
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	905	749,697
4.375%, 1/15/31(1)	3,144	2,548,839
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(1)	1,169	1,031,789
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)	5,932	4,853,453
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)	2,225	1,971,258
7.75%, 2/15/29(1)	3,088	2,845,923
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	1,961	1,635,071
4.875%, 11/15/31(1)	1,634	1,303,306
Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
William Carter Co. (The), 5.625%, 3/15/27(1)		1,510	$ 1,432,283
Wolverine World Wide, Inc., 4.00%, 8/15/29(1)		3,600	2,688,038
			$ 40,077,693
Technology — 5.0%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		2,048	$ 1,827,840
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		2,659	2,378,941
4.00%, 7/1/29(1)		1,006	888,937
Central Parent, LLC/CDK Global II, LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)		2,168	2,143,605
Ciena Corp., 4.00%, 1/31/30(1)		1,543	1,287,425
Clarios Global, L.P., 6.75%, 5/15/25(1)		653	648,444
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(9)	EUR	2,958	3,002,854
8.50%, 5/15/27(1)		3,369	3,323,349
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		1,976	1,736,722
9.00%, 9/30/29(1)		4,217	3,595,014
Coherent Corp., 5.00%, 12/15/29(1)		3,540	3,008,734
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,227	1,985,633
McAfee Corp., 7.375%, 2/15/30(1)		3,642	2,916,771
NCR Voyix Corp.:
5.125%, 4/15/29(1)		1,782	1,534,287
5.25%, 10/1/30(1)		1,566	1,298,623
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,132	2,694,037
Open Text Corp., 3.875%, 2/15/28(1)		1,596	1,388,935
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,481	1,229,014
Presidio Holdings, Inc.:
4.875%, 2/1/27(1)		412	377,998
8.25%, 2/1/28(1)		4,481	4,244,844
Seagate HDD Cayman:
4.091%, 6/1/29		803	693,151
9.625%, 12/1/32(1)		2,132	2,275,182
Sensata Technologies B.V., 5.00%, 10/1/25(1)		842	819,572
Sensata Technologies, Inc., 3.75%, 2/15/31(1)		3,219	2,580,679
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		961	902,641
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		2,295	1,788,971
VM Consolidated, Inc., 5.50%, 4/15/29(1)		4,657	4,128,593
			$ 54,700,796
Telecommunications — 2.6%
Altice Financing S.A., 5.00%, 1/15/28(1)		1,945	$ 1,583,389
Altice France S.A.:
5.125%, 7/15/29(1)		1,060	726,467

High Income Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Altice France S.A.: (continued)
5.50%, 1/15/28(1)		1,052	$ 782,648
8.125%, 2/1/27(1)		3,263	2,754,299
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		5,756	5,371,995
Iliad Holding SASU:
6.50%, 10/15/26(1)		2,687	2,513,290
7.00%, 10/15/28(1)		1,592	1,441,966
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		2,163	1,687,184
6.75%, 10/15/27(1)		425	385,058
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		2,084	1,180,384
Sprint Capital Corp., 6.875%, 11/15/28		1,985	2,038,617
Sprint, LLC, 7.625%, 2/15/25		1,145	1,162,205
Viasat, Inc., 5.625%, 4/15/27(1)		888	776,032
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,029	810,002
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(9)	GBP	1,106	1,130,555
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,420	2,056,687
Ziggo B.V., 4.875%, 1/15/30(1)		2,756	2,203,583
			$ 28,604,361
Transport Excluding Air & Rail — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)		3,386	$ 2,601,057
			$ 2,601,057
Utility — 3.7%
Calpine Corp.:
4.50%, 2/15/28(1)		1,810	$ 1,633,758
4.625%, 2/1/29(1)		2,060	1,741,601
5.00%, 2/1/31(1)		420	339,185
5.125%, 3/15/28(1)		3,554	3,183,964
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		4,428	3,911,447
FirstEnergy Corp.:
2.65%, 3/1/30		750	605,687
Series B, 4.15%, 7/15/27		2,275	2,107,620
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		2,400	1,962,915
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)		1,628	1,459,266
NRG Energy, Inc.:
3.375%, 2/15/29(1)		970	790,620
3.625%, 2/15/31(1)		1,617	1,222,253
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
NRG Energy, Inc.: (continued)
3.875%, 2/15/32(1)	3,164	$ 2,356,073
5.25%, 6/15/29(1)	3,247	2,868,434
10.25% to 3/15/28(1)(6)(7)	2,762	2,669,272
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,596	1,392,801
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	2,345	1,944,823
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,981	2,733,890
TransAlta Corp., 7.75%, 11/15/29	3,684	3,669,348
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)	2,094	1,780,968
5.00%, 7/31/27(1)	2,344	2,146,392
		$ 40,520,317
Total Corporate Bonds (identified cost $1,040,839,756)		$ 937,978,972

Preferred Stocks — 0.3%
Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)	147,488	$ 3,932,030
Total Preferred Stocks (identified cost $4,129,729)		$ 3,932,030

Senior Floating-Rate Loans — 5.2%(11)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace — 0.2%
TransDigm, Inc., Term Loan, 8.64%, (SOFR + 3.25%), 8/24/28	$1,696	$ 1,695,414
		$ 1,695,414
Air Transportation — 0.6%
Air Canada, Term Loan, 9.128%, (SOFR + 3.50%), 8/11/28	$2,669	$ 2,668,183
Mileage Plus Holdings, LLC, Term Loan, 10.798%, (SOFR + 5.25%), 6/21/27	3,258	3,360,784
		$ 6,028,967

High Income Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Broadcasting — 0.1%
ABG Intermediate Holdings 2, LLC, Term Loan, 8.924%, (SOFR + 3.50%), 12/21/28	$1,253	$ 1,251,540
		$ 1,251,540
Capital Goods — 0.3%
DexKo Global, Inc., Term Loan, 9.64%, (SOFR + 4.25%), 10/4/28	$1,501	$ 1,453,625
EMRLD Borrower, L.P., Term Loan, 8.38%, (SOFR + 3.00%), 5/31/30	1,631	1,629,761
		$ 3,083,386
Gaming — 0.6%
Peninsula Pacific Entertainment, LLC, Term Loan, 13.00%, 12/24/29(12)	$2,351	$ 2,351,333
Spectacle Gary Holdings, LLC, Term Loan, 9.674%, (SOFR + 4.25%), 12/10/28	4,255	4,158,048
		$ 6,509,381
Healthcare — 1.1%
athenahealth Group, Inc., Term Loan, 8.577%, (SOFR + 3.25%), 2/15/29	$1,772	$ 1,717,384
Jazz Financing Lux S.a.r.l., Term Loan, 8.939%, (SOFR + 3.50%), 5/5/28	2,599	2,601,949
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 11.674%, (SOFR + 6.25%), 2/13/26	819	818,318
Pluto Acquisition I, Inc., Term Loan, 9.684%, (SOFR + 4.00%), 6/22/26	4,178	3,551,048
Verscend Holding Corp., Term Loan, 9.439%, (SOFR + 4.00%), 8/27/25	3,706	3,708,336
		$ 12,397,035
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 12.263%, (SOFR + 6.50%), 5/25/27	$2,061	$ 2,073,278
		$ 2,073,278
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 8.424%, (SOFR + 3.00%), 12/15/27	$5,221	$ 5,171,762
		$ 5,171,762
Services — 0.6%
AlixPartners, LLP, Term Loan, 8.189%, (SOFR + 2.75%), 2/4/28	$5,614	$ 5,614,164
Borrower/Description	Principal Amount (000's omitted)	Value
Services (continued)
Spin Holdco, Inc., Term Loan, 9.664%, (SOFR + 4.00%), 3/4/28	$1,676	$ 1,440,540
		$ 7,054,704
Super Retail — 0.6%
Mavis Tire Express Services Corp., Term Loan, 9.439%, (SOFR + 4.00%), 5/4/28	$2,365	$ 2,333,912
Michaels Companies, Inc., Term Loan, 9.902%, (SOFR + 4.25%), 4/15/28	1,856	1,555,657
PetSmart, Inc., Term Loan, 9.174%, (SOFR + 3.75%), 2/11/28	2,323	2,299,569
		$ 6,189,138
Technology — 0.4%
Clarios Global, L.P., Term Loan, 9.074%, (SOFR + 3.75%), 5/6/30	$1,878	$ 1,877,414
Riverbed Technology, Inc., Term Loan, 9.89%, (SOFR + 4.50%), 7/1/28	500	326,736
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 12.652%, (SOFR + 7.00%), 2/28/25	2,764	2,634,429
		$ 4,838,579
Total Senior Floating-Rate Loans (identified cost $57,061,054)		$ 56,293,184

Miscellaneous — 0.4%
Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings, LLC(4)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(4)	$1,660,000	$ 0
		$ 0
Gaming — 0.4%
PGP Investors, LLC, Membership Interests(3)(4)(5)	15,849	$ 4,402,942
		$ 4,402,942

High Income Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount/ Shares	Value
Services — 0.0%(13)
Hertz Corp., Escrow Certificates(3)	$502,000	$ 45,180
		$ 45,180
Total Miscellaneous (identified cost $0)		$ 4,448,122

Short-Term Investments — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(14)	37,843,239	$ 37,843,239
Total Short-Term Investments (identified cost $37,843,239)		$ 37,843,239
Total Investments — 98.4% (identified cost $1,174,918,976)		$1,073,375,854
Other Assets, Less Liabilities — 1.6%		$ 17,449,823
Net Assets — 100.0%		$1,090,825,677
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $816,345,128 or 74.8% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(3)	Non-income producing security.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(5)	Restricted security.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Issuer is in default with respect to interest and/or principal payments.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities is $22,881,035 or 2.1% of the Portfolio's net assets.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	Fixed-rate loan.
(13)	Amount is less than 0.05%.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,090,545	EUR	8,549,684	State Street Bank and Trust Company	1/31/24	$ 5,421	$ —
USD	10,267,930	EUR	9,665,938	State Street Bank and Trust Company	1/31/24	—	(3,355)
USD	1,136,684	GBP	934,777	State Street Bank and Trust Company	1/31/24	—	(318)
						$5,421	$(3,673)

High Income Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

High Income Opportunities Portfolio
October 31, 2023
Statement of Assets and Liabilities

October 31, 2023
Assets
Unaffiliated investments, at value (identified cost $1,137,075,737)	$ 1,035,532,615
Affiliated investments, at value (identified cost $37,843,239)	37,843,239
Cash	166,789
Foreign currency, at value (identified cost $1,637)	1,639
Interest receivable	16,637,591
Dividends receivable from affiliated investments	180,866
Receivable for investments sold	2,906,492
Receivable for open forward foreign currency exchange contracts	5,421
Trustees' deferred compensation plan	194,037
Total assets	$1,093,468,689
Liabilities
Payable for investments purchased	$ 1,736,977
Payable for open forward foreign currency exchange contracts	3,673
Payable to affiliates:
Investment adviser fee	449,401
Trustees' fees	5,865
Trustees' deferred compensation plan	194,037
Accrued expenses	253,059
Total liabilities	$ 2,643,012
Net Assets applicable to investors' interest in Portfolio	$1,090,825,677

See Notes to Financial Statements.

High Income Opportunities Portfolio
October 31, 2023
Statement of Operations

Year Ended
October 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $1,345)	$ 867,132
Dividend income from affiliated investments	2,059,660
Interest and other income	67,898,902
Total investment income	$ 70,825,694
Expenses
Investment adviser fee	$ 5,153,891
Trustees’ fees and expenses	68,398
Custodian fee	279,789
Legal and accounting services	132,226
Interest expense on securities sold short	43,196
Miscellaneous	40,164
Total expenses	$ 5,717,664
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 66,281
Total expense reductions	$ 66,281
Net expenses	$ 5,651,383
Net investment income	$ 65,174,311
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 11,290,872
Securities sold short	(232,492)
Foreign currency transactions	35,530
Forward foreign currency exchange contracts	(528,593)
Net realized gain	$ 10,565,317
Change in unrealized appreciation (depreciation):
Investments	$ (10,228,619)
Foreign currency	1,418
Forward foreign currency exchange contracts	(198,181)
Net change in unrealized appreciation (depreciation)	$(10,425,382)
Net realized and unrealized gain	$ 139,935
Net increase in net assets from operations	$ 65,314,246

See Notes to Financial Statements.

High Income Opportunities Portfolio
October 31, 2023
Statements of Changes in Net Assets

	Year Ended October 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 65,174,311	$ 51,594,657
Net realized gain (loss)	10,565,317	(5,282,108)
Net change in unrealized appreciation (depreciation)	(10,425,382)	(141,360,652)
Net increase (decrease) in net assets from operations	$ 65,314,246	$ (95,048,103)
Capital transactions:
Contributions	$ 295,215,386	$ 343,450,718
Withdrawals	(289,977,325)	(228,224,245)
Net increase in net assets from capital transactions	$ 5,238,061	$ 115,226,473
Net increase in net assets	$ 70,552,307	$ 20,178,370
Net Assets
At beginning of year	$ 1,020,273,370	$ 1,000,095,000
At end of year	$1,090,825,677	$1,020,273,370

See Notes to Financial Statements.

High Income Opportunities Portfolio
October 31, 2023
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.53% (1)	0.49% (1)	0.49%	0.51%	0.50%
Net investment income	6.07%	4.82%	4.78%	5.26%	5.61%
Portfolio Turnover	29%	19%	64%	67%	32%
Total Return	6.66%	(8.20)%	13.11%	1.69%	7.74%
Net assets, end of year (000’s omitted)	$1,090,826	$1,020,273	$1,000,095	$949,751	$1,088,999
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2023 and 2022, respectively).

High Income Opportunities Portfolio
October 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2023, Eaton Vance High Income Opportunities Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 77.2% and 13.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

High Income Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
J  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such

High Income Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended October 31, 2023, the Portfolio’s investment adviser fee amounted to $5,153,891 or 0.48% of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2023, the investment adviser fee paid was reduced by $66,281 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $398,571,309 and $296,776,471, respectively, for the year ended October 31, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,184,986,070
Gross unrealized appreciation	$ 8,453,602
Gross unrealized depreciation	(120,063,818)
Net unrealized depreciation	$ (111,610,216)

High Income Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

5  Restricted Securities
At October 31, 2023, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$ 1,380,162
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Total Common Stocks			$2,015,405	$1,380,162
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$ 0	$ 4,402,942
Total Miscellaneous			$ 0	$4,402,942
Total Restricted Securities			$2,015,405	$5,783,104
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2023 is included in the Portfolio of Investments. At October 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $3,673. At October 31, 2023, there were no assets pledged by the Portfolio for such liability.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a

High Income Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$5,421 (1)	$(3,673) (2)
(1)	Statement of Assets and Liabilities location: Receivable for forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$5,421	$(3,673)	$ —	$ —	$1,748

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(3,673)	$3,673	$ —	$ —	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure and whose primary underlying risk exposure is foreign exchange risk is foreign exchange risk for the year ended October 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(528,593)	$(198,181)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.

High Income Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2023, which is indicative of the volume of this derivative type, was approximately $20,831,000.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2023.
8  Affiliated Investments
At October 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $37,843,239, which represents 3.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$37,909,716	$420,330,355	$(420,396,832)	$ —	$ —	$37,843,239	$2,059,660	37,843,239
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 18,800,846	$ —	$ 18,800,846
Common Stocks	3,878,904	—	1,380,162	5,259,066
Convertible Bonds	—	8,820,395	—	8,820,395
Corporate Bonds	—	937,978,972	—	937,978,972
Preferred Stocks	3,932,030	—	—	3,932,030
Senior Floating-Rate Loans	—	56,293,184	—	56,293,184
Miscellaneous	—	45,180	4,402,942	4,448,122

High Income Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments	$ 37,843,239	$ —	$ —	$ 37,843,239
Total Investments	$ 45,654,173	$ 1,021,938,577	$ 5,783,104	$ 1,073,375,854
Forward Foreign Currency Exchange Contracts	$ —	$ 5,421	$ —	$ 5,421
Total	$ 45,654,173	$ 1,021,943,998	$ 5,783,104	$ 1,073,381,275
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (3,673)	$ —	$ (3,673)
Total	$ —	$ (3,673)	$ —	$ (3,673)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Miscellaneous	Total
Balance as of October 31, 2022	$ 1,990,956	$ —	$ 34,364,043	$ 36,354,999
Realized gains (losses)	(2,037,720)	(1,261,487)	37,689,526	34,390,319
Change in net unrealized appreciation (depreciation)	1,408,847	1,239,137	(29,665,729)	(27,017,745)
Cost of purchases	—	—	0	0
Proceeds from sales, including return of capital	—	—	(37,984,898)	(37,984,898)
Accrued discount (premium)	—	—	—	—
Transfers to Level 3(1)	18,079	22,350	—	40,429
Transfers from Level 3	—	—	—	—
Balance as of October 31, 2023	$ 1,380,162	$ —	$ 4,402,942	$ 5,783,104
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2023	$ (610,794)	$ —	$ (3,800,964)	$ (4,411,758)
(1)	Transferred to Level 3 due to a decrease in observable inputs.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2023:
Type of Investment	Fair Value as of October 31, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$1,380,162	Market approach	EBITDA multiple discount rate	15%	Decrease
Miscellaneous	4,402,942	Market approach	Liquidity discount	15%	Decrease
Included in common stocks and miscellaneous are securites valued at $0 based on their estimated recovery value percentage.
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

High Income Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

10  Risks and Uncertainties
Credit Risk
The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

High Income Opportunities Portfolio
October 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2023, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
High Income Opportunities Fund
October 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
High Income Opportunities Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance High Income Opportunities Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International

Eaton Vance
High Income Opportunities Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. Regarding each Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global high yield debt and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

Eaton Vance
High Income Opportunities Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

High Income Opportunities Portfolio
October 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
High Income Opportunities Fund
October 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, "MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
High Income Opportunities Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (ecommerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management 'Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
High Income Opportunities Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser of High Income Opportunities Portfolio
and Eaton Vance High Income Opportunities Fund
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Investment Adviser and Administrator of Eaton Vance High
Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446    10.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/22	10/31/23
Audit Fees	$87,333	$86,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$350	$0
All Other Fees(3)	$0	$0

Total	$87,683	$86,500

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/22	10/31/23
Registrant	$350	$0
Eaton Vance(1)	$52,836	$0

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 22, 2023

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: December 22, 2023